SCHEDULE OF OTHER CURRENT PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employees and related expenses	$ 973	$ 998
Accrued expenses	277	76
Other	231	83
Other current payables	$ 1,481	$ 1,157